Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($)	Total	Direct Offering	At-The-Market Offering	Private Placement	Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Share Capital	Share Capital Previously Reported [Member]	Share Capital Direct Offering	Share Capital At-The-Market Offering	Share Capital Private Placement	Share Capital Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Warrants	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Deficit	Equity Attributable to Equity Holders of the Corporation	Equity Attributable to Equity Holders of the Corporation Direct Offering	Equity Attributable to Equity Holders of the Corporation At-The-Market Offering	Equity Attributable to Equity Holders of the Corporation Private Placement	Equity Attributable to Equity Holders of the Corporation Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Equity Attributable to Non-controlling Interest
Beginning balance at Mar. 31, 2020	$ 102,962,406					$ 181,970,882						$ 3,997,402	$ 57,565,035	$ (15,530,981)	$ (125,039,932)	$ 102,962,406
Beginning balance, shares at Mar. 31, 2020						2,838,233
Net loss for the period	(124,264,230)														(123,170,020)	(123,170,020)					$ (1,094,210)
Other comprehensive income (loss) for the period	6,737,947													6,963,875		6,963,875					(225,928)
Total comprehensive loss	(117,526,283)													6,963,875	(123,170,020)	(116,206,145)					(1,320,138)
Contributions by and distribution to equity holders
Share-based payment	9,885,138												9,885,138			9,885,138
Warrants in exchange of services rendered by non-employees	1,903,571											1,903,571				1,903,571
Share options exercised, shares						142,909
Share options exercised	7,478,960					$ 10,992,879							(3,513,919)			7,478,960
DSUs released, shares						1,381
DSUs released						$ 98,093							(98,093)
RSUs released, net of withholding taxes, shares						16,414
RSUs released, net of withholding taxes	(717,135)					$ 3,402,824							(4,119,959)			(717,135)
Restricted shares issued, shares						850
Restricted shares issued						$ 92,846							(92,846)
Shares issued during period, shares			154,619					136,389	154,619	462,963	785,715
Shares issued during period, amount		$ 12,017,902	$ 13,069,149	$ 21,608,448	$ 45,769,954			$ 12,017,902	$ 13,069,149	$ 21,608,448	$ 45,769,954						$ 12,017,902	$ 13,069,149	$ 21,608,448	$ 45,769,954
Business combinations, shares						192,617
Business combinations	41,093,199					$ 17,595,505										17,595,505					23,497,694
Total contributions by and distribution to equity holders, shares						1,893,857
Total contributions by and distribution to equity holders	152,109,186					$ 124,647,600						1,903,571	2,060,321			128,611,492					23,497,694
Ending balance at Mar. 31, 2021	137,545,309					$ 306,618,482						5,900,973	59,625,356	(8,567,106)	(248,209,952)	115,367,753					22,177,556
Ending balance, shares at Mar. 31, 2021						4,732,090
Net loss for the period	(18,855,710)														(16,907,628)	(16,907,628)					(1,948,082)
Other comprehensive income (loss) for the period	1,976,562													1,976,562		1,976,562
Total comprehensive loss	(16,879,148)													1,976,562	(16,907,628)	(14,931,066)					(1,948,082)
Contributions by and distribution to equity holders
Share-based payment	3,080,269												3,080,269			3,080,269
Warrants in exchange of services rendered by non-employees	92,685											92,685				92,685
RSUs released, net of withholding taxes, shares						41,660
RSUs released, net of withholding taxes	(978,697)					$ 4,161,800							(5,140,497)			(978,697)
Total contributions by and distribution to equity holders, shares						41,660
Total contributions by and distribution to equity holders	2,194,257					$ 4,161,800						92,685	(2,060,228)			2,194,257
Ending balance at Jun. 30, 2021	122,860,418					$ 310,780,282						5,993,658	57,565,128	(6,590,544)	(265,117,580)	102,630,944					20,229,474
Ending balance, shares at Jun. 30, 2021						4,773,750
Beginning balance at Mar. 31, 2021	137,545,309					$ 306,618,482						5,900,973	59,625,356	(8,567,106)	(248,209,952)	115,367,753					22,177,556
Beginning balance, shares at Mar. 31, 2021						4,732,090
Net loss for the period	(84,424,529)														(74,971,745)	(74,971,745)					(9,452,784)
Other comprehensive income (loss) for the period	750,248													752,943		752,943					(2,695)
Total comprehensive loss	(83,674,281)													752,943	(74,971,745)	(74,218,802)					(9,455,479)
Contributions by and distribution to equity holders
Share-based payment	7,816,845												7,816,845			7,816,845
Warrants in exchange of services rendered by non-employees	178,917											178,917				178,917
RSUs released, net of withholding taxes, shares						108,079
RSUs released, net of withholding taxes	(1,411,515)					$ 10,050,319							(11,461,834)			(1,411,515)
Shares issued during period, shares								714,287
Shares issued during period, amount		$ 382,324						$ 382,324									$ 382,324
Total contributions by and distribution to equity holders, shares						822,366
Total contributions by and distribution to equity holders	6,966,571					$ 10,432,643						178,917	(3,644,989)			6,966,571
Ending balance at Mar. 31, 2022	60,837,599					$ 317,051,125						6,079,890	55,980,367	(7,814,163)	(323,181,697)	48,115,522					12,722,077
Ending balance, shares at Mar. 31, 2022						5,560,829	5,554,456
Net loss for the period	(6,504,495)														(4,284,350)	(4,284,350)					(2,220,145)
Other comprehensive income (loss) for the period	(2,791,479)													(2,791,479)		(2,791,479)
Total comprehensive loss	(9,295,974)													(2,791,479)	(4,284,350)	(7,075,829)					(2,220,145)
Contributions by and distribution to equity holders
Share-based payment	2,706,153												2,706,153			2,706,153
RSUs released, net of withholding taxes, shares						108,079
RSUs released, net of withholding taxes	(469,139)					$ 1,870,792							(2,339,931)			(469,139)
Shares issued during period, shares								1,945,526
Total contributions by and distribution to equity holders, shares						2,053,605
Total contributions by and distribution to equity holders	2,237,014					$ 1,870,792							366,222			2,237,014
Ending balance at Jun. 30, 2022	$ 53,778,639					$ 318,921,917						$ 6,079,890	$ 56,346,589	$ (10,605,642)	$ (327,466,047)	$ 43,276,707					$ 10,501,932
Ending balance, shares at Jun. 30, 2022						7,614,434